Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

At December 31, 2022 and 2021, property and equipment consisted of the following:

		December 31,	December 31,
	Useful life	2022	2021
Wi-Fi equipment	3 Years	$-	$3,429,541
Vehicles	5 Years	386,255	370,831
Office and other equipment	3 – 5 Years	6,251,261	6,471,712
		6,637,516	10,272,084
Less: accumulated depreciation and impairment		-3,113,706)	(4,689,604)
		$3,523,810	$5,582,480

For the years ended December 31, 2022, 2021 and 2020, depreciation expense amounted to $1,905,226, $756,464 and $140,001, respectively, of which $990,818, $40,485 and $nil, respectively, was included in cost of revenue, and $33.421 $12,735 and $6,360, respectively, was included in selling and marketing expenses and the remainder was included in general and administrative expense and research and development expenses.

The Company recognized an impairment loss on property and equipment of $162,544, $nil and $nil for the years ended December 31, 2022, 2021 and 2020, respectively, for idled Wi-Fi equipment.